Capital Management	12 Months Ended
Dec. 31, 2025
Notes to Consolidated Financial Statements [Abstract]
Capital Management

 Note 4 | Capital management

Our capital allocation policy prioritizes safe and reliable operations, a strong and flexible balance sheet, return of capital to shareholders through a combination of stable and growing dividends and share repurchases, and a strategy to allocate remaining cash flow to high-value growth opportunities. We monitor our capital structure and based on changes in economic conditions, may adjust allocation of capital accordingly.

We have access to the capital markets through our base shelf prospectus discussed further below. We use a combination of short-term and long-term debt to finance our operations. We typically pay floating rates of interest on short-term debt and credit facilities, and fixed rates on senior notes and debentures.

We include adjusted total debt and shareholders’ equity as components of our capital structure. We monitor the following measures to evaluate our ability to service debt, make strategic investments and ensure we are in compliance with our debt covenants:

	2025	2024
Adjusted net debt to adjusted EBITDA	1.8	2.2
Adjusted EBITDA to adjusted finance costs	8.6	7.2
Debt to capital (calculated as adjusted total debt to adjusted capital) (Limit: 0.65 : 1.00)	0.32 : 1.00	0.35 : 1.00

Adjusted EBITDA is calculated in Note 3, while the calculations of the remaining components in the above ratios are set out in the following tables:

As at December 31	2025	2024
Short-term debt	873	1,534
Current portion of long-term debt	513	1,037
Current portion of lease liabilities	346	356
Long-term debt	9,350	8,881
Lease liabilities	937	999
Total debt	12,019	12,807
Letters of credit – financial	75	101
Adjusted total debt	12,094	12,908

As at December 31	2025	2024
Total debt	12,019	12,807
Cash and cash equivalents	(701)	(853)
Net unamortized fair value adjustments	(258)	(276)
Adjusted net debt	11,060	11,678

As at December 31	2025	2024
Total shareholders' equity	25,365	24,442
Adjusted total debt	12,094	12,908
Adjusted capital	37,459	37,350

	2025	2024
Finance costs (Note 9)	687	720
Unwinding of discount on asset retirement obligations (Note 22)	(50)	(49)
Borrowing costs capitalized to property, plant and equipment	71	82
Interest on net defined benefit pension and other post-retirement plan obligations	(4)	(5)
Adjusted finance costs	704	748

In 2024, we filed a base shelf prospectus in Canada and the US qualifying the issuance of common shares, debt securities and other securities during a period of 25 months from March 22, 2024. In 2025 and 2024, we issued senior notes of $1.0 billion and $1.0 billion, respectively, pursuant to the base shelf prospectus and the applicable prospectus supplement. Refer to Note 19 for details.